Note 10 - Segment Financial Information	3 Months Ended
Mar. 31, 2021
Notes
Note 10 - Segment Financial Information

Note 10 – Segment Financial Information

The Company discloses segment information in accordance with FASB ASC 280. FASB ASC 280 requires companies to determine segments based on how management makes decisions about allocating resources to segments and measuring their performance.

The Company has eight divisions which comprise its operations: Division I through Division V, Division VII, Division VIII and Division IX. Each division consists of branch offices that are aggregated based on vice president responsibility and geographic location. Division I consists of offices located in South Carolina. Offices in North Georgia comprises Division II, Division III consists of offices in South Georgia and Division IX consists of offices in West Georgia. Division IV represents our Alabama offices, Division V represents our Mississippi offices, Division VII represents our Tennessee offices and Division VIII represents our Louisiana offices.

During March of this year, the Company began operating in Texas and the offices are also included in Division VIII.

Accounting policies of each of the divisions are the same as those for the Company as a whole. Performance is measured based on objectives set at the beginning of each year and include various factors such as division profit, growth in earning assets and delinquency and loan loss management. All division revenues result from transactions with third parties. The Company does not allocate income taxes or corporate headquarter expenses to the divisions.

Below is a performance recap of each of the Company’s divisions for the three-month periods ended March 31, 2021 and 2020, followed by a reconciliation to consolidated Company data.

	Division	Division	Division	Division	Division	Division	Division	Division
	I	II	III	IV	V	VII	VIII	IX	Total

(in thousands)
Division Revenues:
3 Months ended 03/31/2021	$ 9,707	$ 9,502	$ 10,244	$ 10,475	$ 7,223	$ 6,697	$ 5,977	$ 8,528	$ 68,353
3 Months ended 03/31/2020	$ 10,210	$ 9,181	$ 10,163	$ 9,791	$ 6,560	$ 6,304	$ 5,717	$ 8,506	$ 66,432

Division Profit:
3 Months ended 03/31/2021	$ 3,591	$ 4,841	$ 5,139	$ 4,519	$ 2,971	$ 1,996	$ 1,644	$ 3,506	$ 28,207
3 Months ended 03/31/2020	$ 3,253	$ 3,754	$ 4,183	$ 3,193	$ 1,997	$ 1,296	$ 1,403	$ 2,983	$ 22,062

Division Assets:
03/31/2021	$ 102,408	$ 110,430	$ 113,042	$ 131,431	$ 75,114	$ 79,445	$ 79,430	$ 99,551	$ 790,851
12/31/2020	$ 106,982	$ 112,168	$ 117,199	$ 136,558	$ 77,143	$ 82,332	$ 69,344	$ 103,048	$ 804,774

	3 Months Ended 03/31/2021	3 Months Ended 03/31/2020
	(in 000’s)	(in 000’s)
Reconciliation of Revenues:
Total revenues from reportable divisions	$ 68,353	$ 66,432
Corporate finance charges earned, not allocated to divisions	22	31
Corporate investment income earned, not allocated to divisions	2,043	1,780
Timing difference of insurance income allocation to divisions	2,846	2,299
Other revenue not allocated to divisions	2	2
Consolidated Revenues (1)	$ 73,266	$ 70,544

Reconciliation of Profit:
Profit per division	$ 28,207	$ 22,062
Corporate earnings not allocated	4,913	4,112
Corporate expenses not allocated	(21,112)	(23,339)
Consolidated Income Before Income Taxes	$ 12,008	$ 2,835

Note 1: Includes Finance Charge Income, Investment Income, Insurance Premium Revenues and Other Revenue.